Financial liabilities - Schedule of Debenture Host Debt Instrument (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Balance as at January 1	$ 26,235,808	$ 0
Additions	0	23,461,000
OID and Transaction issuance cost	0	(915,328)
Interest accrued	10,301,143	6,039,527
Issue of shares in interest	(1,077,969)	(553,286)
Interest paid in cash	(937,049)	(1,796,105)
Balance as at December 31	34,521,933	26,235,808
Other current provisions	$ 3,438,235	$ 3,434,062